Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income for the year	$ 15,504	$ 42,709
Items not affecting cash:
Depletion and depreciation	62,308	75,927
Interest expense and financing amortization	34,930	39,400
Loss (gain) on revaluation of investments	4,628	(15,671)
Share-based payments	7,851	7,616
Deferred income tax expense (recovery)	5,540	(4,503)
Loss (gain) on disposal and impairment of stream, royalty and other interests	3,689	(322)
Unrealized foreign exchange (gain) loss	(1,158)	1,349
Interest income and other	5,677	4,552
Changes in non-cash working capital	(3,591)	1,697
Total operating activities	135,378	152,754
INVESTING ACTIVITIES
Acquisition of investments and other assets	(11,112)	(30,534)
Acquisition of Stream, royalty, and other interests	(13,000)	(20,943)
Proceeds from disposal of Stream, royalty and other interests	14,387	23,554
Proceeds from disposal of investments and other	20,669	5,741
Total investing activities	10,944	(22,182)
FINANCING ACTIVITIES
Bank debt drawn	22,000	41,500
Bank debt repaid	(102,000)	(104,000)
Interest paid	(32,669)	(35,720)
Dividends paid	(17,509)	(17,736)
Redemption of common shares (normal course issuer bid) and other	(16,557)	(15,970)
Total financing activities	(146,735)	(131,926)
Effect of exchange rate changes on cash and cash equivalents	(195)	(672)
Net decrease in cash and cash equivalents	(608)	(2,026)
Cash and cash equivalents — beginning of the year	5,003	7,029
Cash and cash equivalents — end of the year	$ 4,395	$ 5,003